PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

                       STRONG ADVISOR MID CAP GROWTH FUND
                               CLASSES A, B, AND C

                       STRONG ADVISOR MID CAP GROWTH FUND
                                     CLASS Z

                               STRONG GROWTH FUND
                                     CLASS C

                               STRONG EQUITY FUNDS
                                  ADVISOR CLASS

                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                              STRONG GROWTH 20 FUND
                          STRONG GROWTH AND INCOME FUND
                             STRONG OPPORTUNITY FUND

                Supplement to the Prospectuses dated May 1, 2003


STRONG ADVISOR FOCUS FUND
STRONG GROWTH FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Advisor Focus Fund and the Strong Growth Fund. His biography can be found below.

         THOMAS C. OGNAR manages the ADVISOR FOCUS FUND and GROWTH FUND. Mr. Ognar joined Strong in January 1998 and has earned the right to use the Chartered Financial Analyst designation. He has managed the ADVIOSR FOCUS FUND since June 2003 and managed or co-managed the GROWTH FUND since May 2002. From October 1998 to May 2002, he was a senior equity research analyst and from January 1998 to October 1998, he was an equity research analyst at Strong. From June 1995 to January 1998, he was a research analyst at M&I Investment Management, Inc. From January 1993 to August 1993, he was a trader at Republic Securities, Inc. Mr. Ognar received his bachelor's degree in finance from Miami University in 1992 and his master's of science degree in finance from the University of Wisconsin-Madison in 1995.

STRONG ADVISOR MID CAP GROWTH FUND
STRONG GROWTH 20 FUND
Effective June 30, 2003, Mr. Brandon M. Nelson is the sole Portfolio Manager of the Strong Advisor Mid Cap Growth Fund and Strong Growth 20 Fund. His biography can be found below.

         BRANDON M. NELSON manages the ADVISOR MID CAP GROWTH FUND and GROWTH 20 FUND. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst designation. He has managed or co-managed the ADVISOR MID CAP GROWTH FUND since March 2003 and has managed the GROWTH 20 FUND since June 2003. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.

STRONG ADVISOR TECHNOLOGY FUND
Effective May 2, 2003, Mr. James B. Burkart is the sole Portfolio Manager of the Strong Advisor Technology Fund. His biography can be found on page 31 of the prospectus.



               The date of this Prospectus Supplement is June 16, 2003.




















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